Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 13, 2012

Via EDGAR

Mr. Edward Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)
Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”)
File Nos. 33-72424, 811-8194

Dear Mr. Bartz:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated December 5, 2012, to the prospectus dated August 31, 2012, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated December 5, 2012 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (720) 917-0864.

Very truly yours,

/s/ David T. Buhler
David T. Buhler
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP